Demonstration Plant Operations (formerly Pilot Plant) (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Aqualung pilot plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	$ 92		$ 92
Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	1,883	$ 4,428	7,085	$ 10,403
Internet | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	2	3	8	8
Personnel | Aqualung pilot plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	54		54
Personnel | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	1,312	1,298	3,938	4,341
Reagents | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	17	1,895	583	2,479
Repairs and maintenance | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	14	7	360	16
Supplies | Aqualung pilot plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	22		22
Supplies | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	372	870	862	2,552
Test work | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	138	297	1,187	857
Office trailer rental | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	23	11	71	30
Utilities | Aqualung pilot plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	16		16
Utilities | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	(7)	$ 47	44	$ 120
Vehicle | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	10		23
Waste disposal & recycling | Demonstration plant
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	$ 2		$ 9